Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other payables
Accrual for salary and bonus	¥ 62,216		¥ 36,632
Other taxes and surcharge payable	52,027		36,448
Down payments collected on behalf of secondary property sellers	301		301
Amounts due to franchisees	9,108		14,278
Professional service fee	5,490		10,550
Others	152,506		240,417
Accrued expenses and other payables	¥ 281,648	$ 43,163	¥ 338,626